INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F



Report for the Calendar Quarter Ended:    March 31, 1999

Check here if Amendment [ ]


Name of Institutional Investment Manager:

        KPM Investment Management, Inc.

Business Address:

        10250 Regency Circle, Suite 500, Omaha, NE  68114

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

        Rodney D. Cerny      (402) 392-7971      Executive Vice-President & CEO



     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed in its behalf of the City of Omaha and State of Nebraska on the 27th day of April, 1999.

                                       KPM Investment Management, Inc.
                                     ----------------------------------
                                     (Name of Institutional Investment Manager)


                                      /S/ Rodney D. Cerny
                                     -----------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one files this report):

13F File numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:              13F File No.         Name:                 13F File No.

1._______________ _______________       7. __________________ __________
2._______________ _______________       8. __________________ __________
3._______________ _______________       9. __________________ __________
4._______________ _______________       10.__________________ __________
5._______________ _______________       11.__________________ __________
6._______________ _______________       12.__________________ __________


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                          Title of                                         Investment Discretion            Voting Authority
Security                   Class    CUSIP     Market Value   Quality   Sole   Share  Other  Managers      Sole     Share  None
--------------            -------   -----     -----------    -------   -----  -----  -----  ---------    ----     -----  -----

COMMON STOCK
AT&T Corp                   COM    001957109   4,876,942.81   61,105     X                               61,105
Abbott Laboratories         COM    002824100   6,918,887.50  147,800     X                              147,800
Air Express International   COM    009104100   3,100,625.00  205,000     X                              205,000
Alleghany Corp.             COM    017175100   2,688,002.43   14,619     X                               14,619
Allied-Signal Inc           COM    019512102   5,729,114.06  116,475     X                              116,475
Allstate Corp               COM    020002101  13,148,110.49  354,755     X                              354,755
Alltel Corp                 COM    020039103     344,310.00    5,520     X                                5,520
American First
  Mortgage Invst            COM    023934102      59,590.81   13,061     X                               13,061
American Power
  Conversion Corp           COM    029066107     351,000.00   13,000     X                               13,000
American STS Water          COM    842502106     344,350.00   14,200     X                               14,200
Anheuser-Busch Cos          COM    035229103   5,292,590.62   69,525     X                               69,525
Arthur J Gallagher          COM    363576109  10,193,646.00  221,601     X                              221,601
Arts Way Manufacturing Inc  COM    043168103     163,175.00   32,635     X                               32,635
Atlantic Richfield Co.      COM    048825103  15,767,212.50  215,620     X                              215,620
Bandag, Inc.                COM    059815100   2,954,087.50  103,880     X                              103,880
Bandag, Inc. Class A        COM    059815308     996,312.50   41,950     X                               41,950
Banta                       COM    066821109   1,177,753.00   61,987     X                               61,987
Berkshire Hathaway 'A'      COM    084670108  16,207,800.00      227     X                                  227
Berkshire Hathaway 'B'      COM    084670207   5,143,988.00    2,188     X                                2,188
Bristol-Myers Squibb        COM    110122108     333,450.00    5,200     X                                5,200
Commerce Group, Inc         COM    200641108   4,892,850.00  199,200     X                              199,200
Conectiv                    COM    206829103   1,123,750.00   58,000     X                               58,000
Consolidated Papers         COM    209759109     583,975.00   24,850     X                               24,850
Duff & Phelps Credit Rating COM    26432f109     408,525.00    7,800     X                                7,800
Dun & Bradstreet            COM    26483b106  12,597,890.62  353,625     X                              353,625
Electronic Data Systems     COM    285661104  12,457,914.06  255,875     X                              255,875
Emerson Electric Co         COM    291011104   8,811,446.87  166,450     X                              166,450
Exxon Corporation           COM    302290101   1,362,773.56   19,313     X                               19,313

Page Total                                   138,030,073.35
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                          Title of                                         Investment Discretion            Voting Authority
Security                   Class    CUSIP     Market Value   Quality   Sole   Share  Other  Managers       Sole     Share  None
--------------            -------   -----     -----------    -------   -----  -----  -----  ---------      ----     -----  -----
FiberMark Inc.              COM    315646109   3,895,762.50   329,800    X                              329,800
First Data Corp             COM    319963104   2,111,850.00    49,400    X                               49,400
First Natl Neb Inc.         COM    335720108     297,500.00       100    X                                  100
Franklin Covey Co           COM    353469109   2,448,900.00   272,100    X                              272,100
Freddie Mac                 COM    313400301  18,485,516.44   322,539    X                              322,539
Gannett Company Inc         COM    364730101   4,025,700.00    63,900    X                               63,900
Gartner Group Class A       COM    366651107   1,600,809.37    70,950    X                               70,950
General Electric Co         COM    369604103     549,695.62     4,969    X                                4,969
Hanna (M.A.) Co             COM    410522106   6,617,425.62   516,482    X                              516,482
IKON Office Solutions       COM    451713101   7,388,968.75   576,700    X                              576,700
Intervoice Inc              COM    461142101   1,049,400.00    95,400    X                               95,400
J.P. Morgan & Company, Inc  COM    616880100     461,175.75     3,738    X                                3,738
Jackpot Enterprises         COM    466392107      85,156.25    10,900    X                               10,900
Johnson & Johnson           COM    478160104   9,060,150.00    96,900    X                               96,900
Kimberly-Clark Corp         COM    494368103  12,529,664.06   261,375    X                              261,375
Leggatt & Platt Inc         COM    524660107   5,268,000.00   263,400    X                              263,400
Liberty Media Class A       COM    87924v507     251,589.81     4,784    X                                4,784
MBIA Inc                    COM    55262C100   3,177,240.00    54,780    X                               54,780
Mattel Inc                  COM    577081102  11,950,673.44   479,225    X                              479,225
McDonald's Corp             COM    580135101  15,492,343.75   341,900    X                              341,900
Merrill Corp                COM    590175105   1,568,887.50   117,300    X                              117,300
MidAmerican Energy          COM    59562v107  12,347,300.00   440,975    X                              440,975
  Holding Co
Montana Power Co            COM    612085100   3,214,681.25    43,700    X                               43,700
Motorcar Parts & Acces      COM    620071100   3,048,593.75   272,500    X                              272,500
Navidec Inc.                COM    63934q101     143,000.00    13,000    X                               13,000
Nike, Inc                   COM    654106103  16,192,881.25   280,700    X                              280,700
Noble Drilling Corp         COM    655042109   2,104,112.50   121,100    X                              121,100
Pentair Inc                 COM    709631105  11,742,941.25   347,939    X                              347,939
Pepsico Inc                 COM    713448108   4,367,838.75   111,460    X                              111,460
Philip Morris Cos           COM    718154107   7,994,600.00   227,200    X                              227,200
Potash Corp                 COM    737551107   9,585,595.00   179,170    X                              179,170

Page Total                                   179,057,952.62

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                          Title of                                         Investment Discretion          Voting Authority
Security                   Class    CUSIP     Market Value   Quality   Sole   Share  Other  Managers      Sole     Share  None
--------------            -------   -----     -----------    -------   -----  -----  -----  ---------     ----     -----  -----
Prima Energy Corp           COM    741901201   5,682,686.25   398,785    X                             398,785
SBC Communications          COM    78387g103     333,143.75     7,060    X                               7,060
SITEL Corp                  COM    82980k107   4,213,487.50 1,774,100    X                           1,774,100
SLM Holding Corp            COM    78442a109  16,275,193.75   389,825    X                             389,825
Sara Lee Corp               COM    803111103   9,951,975.00   402,100    X                             402,100
Snap-On Inc                 COM    833034101   6,900,550.00   237,950    X                             237,950
Supertel Hospitality, Inc   COM    868524109   1,449,825.00   148,700    X                             148,700
Texas Utilities Co          COM    882848104   2,526,300.00    60,150    X                              60,150
Transcrypt Intl, Inc.       COM    89363a101   1,193,200.00   502,400    X                             502,400
Trinity Industries          COM    896522109   5,565,975.00   189,480    X                             189,480
Tupperware Corp             COM    899896104   7,458,030.00   414,335    X                             414,335
Union Pacific               COM    907818108  13,659,960.94   255,625    X                             255,625
Union Pacific Resources     COM    907834105   2,716,786.25   228,782    X                             228,782
Unisource Worldwide         COM    909208100   4,855,331.25   681,450    X                             681,450
Viad Corp                   COM    92552r109   2,614,375.00    94,000    X                              94,000
Wells Fargo Corp            COM    949746101     473,343.75    13,500    X                              13,500
Werner Enterprises          COM    950755108   2,274,693.75   144,425    X                             144,425
Woodhead Inds. Com          COM    979438108     194,234.37    20,050    X                              20,050
Worthington Ind.            COM    981811102   6,659,900.00   566,800    X                             566,800

Page Total                                    94,998,991.56
                                              -------------

GRAND TOTAL                                  412,087,017.54
                                             ==============
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